Acquisition of Anax Container Carrier S.A. (M/V Hyundai Prestige) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 11, 2013	Sep. 30, 2014	Aug. 31, 2013
Business Acquisition
Equity offering						17,250,000	13,685,000
Charter Revenues	$ 119,907	$ 116,520	$ 84,012
Anax Container Carrier S.A.
Business Acquisition
Duration of above market acquired time charter					11 years 3 months 12 days
WACC used for calculation of above market acquired time charter	11.00%
Charter Revenues				2,778
Net income				1,298
$225,000 Senior Secured Credit Facility
Business Acquisition
Line of credit facility amount drawn down					75,000